PROPERTY AND EQUIPMENT (FY) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Accumulated depreciation	$ (135,400)	$ (126,100)	$ (65,700)
Property and equipment, net	2,161,900	29,200	87,400
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	34,500	34,500	34,500
Computer Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 123,600	$ 120,800	$ 118,600